Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [Abstract]
Schedule of storage rental income miscellaneous income
(Figures in USD)	2022	2021
Storage rental income	77,577,633	37,467,396
Miscellaneous income (Note 6.1)	2,039,396	1,681,878
Ancillary services	1,923,747	2,612,341
	81,540,776	41,761,615

Storage rental income (Note 24)	5,694,418	62,995
Miscellaneous income (Note 8.1)	423,094	Nil
Ancillary services	269,836	26,598
	6,387,348	89,593

Schedule of revenue
Storage rental income	27,405,640	16,413,047
Miscellaneous income (Note 5.1)	473,092	1,282,098
Ancillary services	520,640	5,424,589
	28,399,372	23,119,734

Storage rental income (Note 32)	37,467,396	23,754,376
Miscellaneous income (Note 6.1)	1,681,878	1,558,887
Ancillary services	2,612,341	1,877,913
	41,761,615	27,191,176

Storage rental income (Note 34)	23,754,376	13,397,209
Miscellaneous income (Note 6.1)	1,558,887	1,294,829
Ancillary services	1,877,913	1,193,181
	27,191,176	15,885,219

Storage rental income (Note 33)	13,397,209	5,694,418
Miscellaneous income (Note 6.1)	1,294,829	423,094
Ancillary services	1,193,181	269,836
	15,885,219	6,387,348